Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 26,156,000		$ 10,736,000	$ 19,577,000
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	26,156,000		10,736,000	19,577,000
Future energy purchase commitments	84,423,377,000		$ 53,926,061,000	$ 49,396,592,000
Energy Purchase Commitments [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 528,381	$ 324,822,376